CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

NOTE 8 - CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 Class A Ordinary Shares with a par value of $0.0001 per share. Holders of the Class A Ordinary Shares are entitled to one vote for each share. As of September 30, 2025 and December 31, 2024, there were 3,310,866 and 5,681,485 Class A Ordinary Shares outstanding, respectively, of which 110,866 and 2,481,485, respectively, shares were subject to possible redemption and classified outside of permanent equity in the Company’s condensed balance sheets.

The reconciliation of Class A Ordinary Shares subject to possible redemption is as follows:

Class A Ordinary Shares subject to possible redemption at December 31, 2023	$55,347,556
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,928,109
Less:
Redemption of Class A Ordinary Shares	(29,638,365)
Class A Ordinary Shares subject to possible redemption at December 31, 2024	27,637,300
Plus:
Accretion of Class A Ordinary Shares to redemption value	242,531
Class A Ordinary Shares subject to possible redemption at March 31, 2025	27,879,831
Plus:
Accretion of Class A Ordinary Shares to redemption value	81,044
Less:
Redemption of Class A Ordinary Shares	(26,688,615)
Class A Ordinary Shares subject to possible redemption at June 30, 2025	1,272,260
Plus:
Accretion of Class A Ordinary Shares to redemption value	11,298
Class A Ordinary Shares subject to possible redemption at September 30, 2025	$1,283,558

NOTE 8 - CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 Class A Ordinary Shares with a par value of $0.0001 per share. Holders of the Class A Ordinary Shares are entitled to one vote for each share. As of December 31, 2024 and 2023, there were 5,681,485 and 5,794,628 Class A Ordinary Shares outstanding, respectively, of which 2,481,485 and 5,194,628, respectively, were subject to possible redemption and classified outside of permanent equity in the Company’s balance sheets.

The reconciliation of Class A Ordinary Shares subject to possible redemption is as follows.

Class A Ordinary Shares subject to possible redemption at December 31, 2022	$215,521,445
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,726,802
Waiver of Class A Ordinary Shares issuance costs	7,187,357
Less:
Redemption of Class A Ordinary Shares	(169,088,048)
Class A Ordinary Shares subject to possible redemption at December 31, 2023	55,347,556
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,928,109
Less:
Redemption of Class A Ordinary Shares	(29,638,365)
Class A Ordinary Shares subject to possible redemption at December 31, 2024	$27,637,300